CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net income (loss)	$ 360	$ 1,137	$ (560)	$ 255
Adjustments for the following non-cash items:
Depreciation	327	286	633	582
Unrealized financial instruments gain (loss)	16	29	(92)	84
Share of earnings (loss) from equity-accounted investments	3	(1)	0	1
Deferred income tax (recovery) expense	(16)	41	9	41
Other non-cash items	5	7	29	(5)
Remeasurement of BEPC exchangeable shares and class B shares	(380)	(1,080)	683	(171)
Dividends received from equity-accounted investments	1	2	2	2
Cash flows from operations before changes in working capital	316	421	704	789
Changes in due to or from related parties	(21)	11	3	15
Net change in working capital balances	(42)	(109)	137	(229)
Cash flows from (used in) operating activities	253	323	844	575
Financing activities
Proceeds from non-recourse borrowings	346	1,652	696	2,333
Repayment of non-recourse borrowings	(657)	(1,012)	(1,002)	(1,677)
Capital contributions from non-controlling interests	51	135	103	196
Exchangeable share issuance	251	0	251	0
Distributions paid:
To participating non-controlling interests	(188)	(642)	(321)	(807)
Related party borrowings, net	(34)	(165)	(320)	9
Cash flows (used in) from financing activities	(231)	(32)	(593)	54
Investing activities
Acquisitions, net of cash and cash equivalents, in acquired entity	0	0	(81)	0
Acquisition in equity-accounted investments	(3)	0	(3)	0
Investment in property, plant and equipment	(158)	(246)	(320)	(414)
Proceeds from disposal of assets	0	88	3	88
Proceeds from disposal of securities	103	0	103	0
Restricted cash and other	(37)	(19)	(24)	(21)
Cash flows (used in) investing activities	(95)	(177)	(322)	(347)
Foreign exchange gain (loss) on cash	14	(18)	27	(17)
Cash and cash equivalents
Increase (decrease)	(59)	96	(44)	265
Balance, beginning of period	657	694	642	525
Balance, end of period	595	790	595	790
Supplemental cash flow information:
Net change in cash classified within assets held for sale	(3)	0	(3)	0
Interest paid	315	237	585	448
Interest received	15	6	29	11
Income taxes paid	$ 90	$ 27	$ 113	$ 33